THE ADVISORS’ INNER CIRCLE FUND III

MetLife Small Company Equity Fund

(the “Fund”)

Supplement dated October 8, 2025 to the Funds’ Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”), each dated January 28, 2025

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Eric Jacobsohn no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Jacobsohn contained in the Summary Prospectus, Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MIM-SK-007-0100